SHARE CAPITAL (Details Narrative) - USD ($)																				9 Months Ended	12 Months Ended
	Jul. 08, 2025	Apr. 03, 2025	Jan. 15, 2025	Jan. 08, 2025	Dec. 30, 2024	Nov. 14, 2024	Oct. 30, 2024	Oct. 16, 2024	Sep. 30, 2024	Jul. 31, 2024	Jun. 28, 2024	May 28, 2024	Mar. 15, 2024	Feb. 23, 2024	Aug. 02, 2023	Mar. 30, 2023	Feb. 21, 2023	Jan. 13, 2023	Jan. 10, 2023	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Authorized issued share capital																				$ 1,311,000	$ 12,986,000	$ 8,322,000
Ordinary shares authorized																	977,755
Number of shares issued																				7,136,044	3,200,728
Preferred shares issued capital																				50,000,000	50,000,000
Number of shares outstanding																	10,035,188			7,136,044	3,200,728	282,447
Reverse stock split, description		1-for-40
Warrants exercised																					35,271
Warrants exercised (in shares)																					36,402
Warrants exercised cashless																					32,500
Shares issued upon cashless exercise of warrants																					32,500
Warrants exercised																					$ 1,430,000
Buyback shares value																					$ 202,000
Number of buyback shares																					5,051
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	360,000		1,301,775	1,656,805	2,130,177	2,040,816	10,500,000	310,592	2,323,945	500,000	108,085	102,041	1,727,941	1,300,000	208,333	568,182		123,457	162,500
Share issued price per share	$ 3.06		$ 0.17	$ 0.17	$ 0.17	$ 0.49	$ 0.38	$ 0.48	$ 0.71	$ 2.5	$ 1.602	$ 0.98	$ 1.36	$ 1.00	$ 4.8	$ 8.8		$ 8.1	$ 8.0
Proceeds from issuing shares	$ 1,100,000		$ 96,000	$ 135,000	$ 360,000	$ 1,000,000	$ 3,990,000	$ 150,000	$ 1,650,000	$ 1,250,000	$ 250,000	$ 100,000	$ 2,350,000	$ 1,300,000	$ 1,000,000	$ 5,000,000		$ 1,000,000	$ 1,300,000
Proportion of voting rights held in associate																15.15%
Warrants to purchase of shares														1,300,000
Exercise pice of warrants														$ 1.10
Mrweilai zhang [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding																	977,755
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																				64,877	463,205	29,234
Fair value of shares issued																				64,877	463,205	29,234
Fair value of shares issued value																				$ 180,000	$ 245,600	$ 90,000
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																				55,500	256,410	171,338
Fair value of shares issued																				55,500	256,410	171,338
Fair value of shares issued value																				$ 180,000	$ 80,000	$ 765,000
Director [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																				250,000	886,000	168,000
Fair value of shares issued																				250,000	886,000	168,000
Fair value of shares issued value																				$ 650,000	$ 1,311,280	$ 991,000
Employees [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																				269,905	910,490	224,793
Fair value of shares issued																				269,905	910,490	224,793
Fair value of shares issued value																				$ 821,600	$ 540,340	$ 2,434,000
Employee [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																						719,428
Fair value of shares issued																						719,428
Fair value of shares issued value																						$ 2,686,000
Consulting Firms [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																					591,278
Fair value of shares issued																					591,728
Fair value of shares issued value																					$ 795,097
Consultants [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																				230,500
Fair value of shares issued																				230,500
Fair value of shares issued value																				$ 348,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Preferred shares issued capital																	50,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares authorized																	977,755
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares authorized																	200,000,000			200,000,000	200,000,000
Par value per share																	$ 0
Number of shares issued																	200,000,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares authorized																	50,000,000			50,000,000	50,000,000
Number of shares issued																	50,000,000
Class B ordinary shares [member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants																					2,100,000
Fair value of shares issued																					2,100,000
Fair value of shares issued value																					$ 3,366,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share																	$ 0
Memorandum and articles of association [member]
IfrsStatementLineItems [Line Items]
Authorized issued share capital																	$ 4,800,000
Ordinary shares authorized																	200,000,000
Par value per share																	$ 0.024
Number of shares issued																	250,000,000
Weilai will zhang [member] | Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Proportion of voting rights held in associate																52.13%